GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended				4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 31, 2010 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 31, 2010 Predecessor [Member] Subsidiary Issuer	Dec. 28, 2012 Predecessor [Member] Guarantor Subsidiaries		Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries		Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries		Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries		Dec. 28, 2012 Predecessor [Member] Consolidating Adjustments	Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Dec. 31, 2010 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	$ 80,901	$ 323,692	$ 404,593	$ 269,349	$ 334,821	$ 313,582	$ 303,039	$ 331,349	$ 317,679	$ 297,417	$ 404,593	$ 917,752	$ 1,249,484	$ 1,086,989	$ 0	$ 0	$ 0	$ 0	$ 394,322	$ 917,752	$ 1,249,484	$ 1,086,989	$ 10,271		$ 0		$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Cost of sales			256,349								256,349	584,033	787,017	672,745	0	0	0	0	248,666	584,033	787,017	672,745	7,683	[1]	0	[1]	0	[1]	0	[1]	0	0	0	0
Gross profit	30,300	117,944	148,244	97,055	121,053	115,611	113,051	122,341	116,134	110,941	148,244	333,719	462,467	414,244	0	0	0	0	145,656	333,719	462,467	414,244	2,588	[1]	0	[1]	0	[1]	0	[1]	0	0	0	0
Operating Expenses:
Selling, general and administrative expenses			115,533								115,533	255,409	354,754	318,820	19	0	0	0	118,765	269,138	373,719	334,827	2,379	[1]	13	[1]	55	[1]	30	[1]	(5,630)	(13,742)	(19,020)	(16,037)
Depreciation and amortization			12,837								12,837	17,707	23,739	20,240	0	0	0	0	8,089	17,707	23,739	20,240	11		0	[1]	0	[1]	0	[1]	4,737	0	0	0
Merger related expenses			39,641								39,641	19,049	0	0	27,900	0			11,741	19,049			0	[1]	0	[1]					0	0
Other operating income											0	0	0	0	0	0	0	0	0	0	0	0	(5,909)	[1]	(13,742)	[1]	(19,020)	[1]	(16,037)	[1]	5,909	13,742	19,020	16,037
Operating (loss) income			(19,767)								(19,767)	41,554	83,974	75,184	(27,919)	0	0	0	7,061	27,825	65,009	59,177	6,107	[1]	13,729	[1]	18,965	[1]	16,007	[1]	(5,016)	0	0	0
Equity earnings of subsidiaries											0	0	0	0	(20)	(12,824)	(37,674)	(27,921)	(4,686)	(10,881)	(14,923)	(12,868)	0		0		0	[1]	0	[1]	4,706	23,705	52,597	40,789
Loss on extinguishment of debt, net			0									(2,214)	0	(11,486)		0		0		(2,214)		(11,486)			0	[1]			0	[1]		0		0
Interest and other (expense) income, net											(19,180)	(15,132)	(22,463)	(16,948)	(12,089)	0	0	0	(9,394)	(17,610)	(25,710)	(19,973)	1,070	[1]	2,478	[1]	3,247	[1]	3,025	[1]	1,233	0	0	0
Total			(38,947)								(38,947)	24,208	61,511	46,750	(39,988)	12,824	37,674	27,921	2,353	18,882	54,222	40,586	7,177	[1]	16,207	[1]	22,212	[1]	19,032	[1]	(8,489)	(23,705)	(52,597)	(40,789)
Income tax (benefit) provision			(10,503)								(10,503)	11,384	23,837	18,829	(11,544)	0	0	0	(1,450)	6,058	16,548	12,665	2,491	[1]	5,326	[1]	7,289	[1]	6,164	[1]	0	0	0	0
Net (loss) income											(28,444)	12,824	37,674	27,921	(28,444)	12,824	37,674	27,921	3,803	12,824	37,674	27,921	4,686	[1]	10,881	[1]	14,923	[1]	12,868	[1]	(8,489)	(23,705)	(52,597)	(40,789)
Preferred stock dividends												0	0	0		0	0	0		(70,965)	(128,125)	(113,659)			0	[1]	0	[1]	0	[1]		70,965	128,125	113,659
Net income (loss) attributable to common stockholders	(24,714)	(3,730)	(28,444)	(3,662)	9,021	7,465	8,553	12,382	9,856	6,883		12,824	37,674	27,921		12,824	37,674	27,921		(58,141)	(90,451)	(85,738)			10,881	[1]	14,923	[1]	12,868	[1]		47,260	75,528	72,870
Other comprehensive loss			(33)								(33)	303	(177)	382	(33)	303	(177)	382	(33)	303	(177)	382	0	[1]	0	[1]	0	[1]	0	[1]	33	(303)	177	(382)
Comprehensive (loss) income			$ (28,477)								$ (28,477)	$ 13,127	$ 37,497	$ 28,303	$ (28,477)	$ 13,127	$ 37,497	$ 28,303	$ 3,770	$ (57,838)	$ (90,628)	$ (85,356)	$ 4,686	[1]	$ 10,881	[1]	$ 14,923	[1]	$ 12,868	[1]	$ (8,456)	$ 46,957	$ 75,705	$ 72,488

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.